Earnings per Share - Summary of Basic and Diluted Earnings per Share (Detail) shares in Millions, $ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2020 USD ($) shares		Jun. 30, 2020 MXN ($) shares		Jun. 30, 2019 MXN ($) shares
Earnings per share- Equity holders of the parent (U.S. dollars and Mexican pesos):
Consolidated net income	$ 191	[1]	$ 4,403		$ 6,356
Weighted average number of shares for basic earnings per share (millions of shares) | shares	16,807	[1]	16,807	[1]	16,807
Series A shares [member]
Earnings per share- Equity holders of the parent (U.S. dollars and Mexican pesos):
Consolidated net income			$ 2,079		$ 3,002
Consolidated net income attributable to equity holders of the parent- controlling operations			$ 2,200		$ 2,874
Weighted average number of shares for basic earnings per share (millions of shares) | shares	7,937		7,937		7,937
Series D share [member]
Earnings per share- Equity holders of the parent (U.S. dollars and Mexican pesos):
Consolidated net income			$ 1,223		$ 1,765
Consolidated net income attributable to equity holders of the parent- controlling operations			$ 1,294		$ 1,691
Weighted average number of shares for basic earnings per share (millions of shares) | shares	4,668		4,668		4,668
Series B Shares [member]
Earnings per share- Equity holders of the parent (U.S. dollars and Mexican pesos):
Consolidated net income			$ 413		$ 596
Consolidated net income attributable to equity holders of the parent- controlling operations			$ 437		$ 571
Weighted average number of shares for basic earnings per share (millions of shares) | shares	1,576		1,576		1,576
Series L share [member]
Earnings per share- Equity holders of the parent (U.S. dollars and Mexican pesos):
Consolidated net income			$ 688		$ 993
Consolidated net income attributable to equity holders of the parent- controlling operations			$ 728		$ 951
Weighted average number of shares for basic earnings per share (millions of shares) | shares	2,626		2,626		2,626

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3